Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 2,621,145
Additions	1,136,017
Amortization	(894,799)
Transfer to Assets held for sale (Note 5(c))	(1,446,607)
Balance at end of period	$ 1,415,756